Stockholders’ Equity (Details) - Schedule of reserved shares of common stock for future issuance - Leafly Holdings, Inc.[Member] - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholder’s Equity (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Stock options outstanding	11,974	5,765	5,982
Stock options available for future grants	578	5,448
Common stock reserved for future issuance	46,315	63,418
Class 1 Common Stock [Member]
Stockholder’s Equity (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Class common stock	28,564
Class 3 Common Stock [Member]
Stockholder’s Equity (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Class common stock	5,199